SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of selected financial information

	For the year ended December 31, 2010
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	36,260,981	3,089,161	2,136,451	11,333,193	—	52,819,786
Intersegment revenues	279,560	17,211,668	—	—	(17,491,228)	—
Cost of revenues	(22,129,328)	(15,375,079)	(1,172,549)	(5,316,125)	17,491,228	(26,501,853)
Film participation expenses	—	(696,101)	—	—	—	(696,101)

Segment profit	14,411,213	4,229,649	963,902	6,017,068	—	25,621,832

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	92,598,838	6,176,820	1,349,186	26,036,426	—	126,161,270
Intersegment revenues	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenues	(57,979,720)	(43,480,636)	(117,487)	(11,425,140)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	1,231,699	14,611,286	—	59,381,953

	For the year ended December 31, 2012
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	62,929,581	37,022,215	610,707	41,720,416	—	142,282,919
Intersegment revenues	1,135,944	36,708,717	—	—	(37,844,661)	—
Cost of revenues	(38,937,435)	(66,875,543)	(24,097)	(18,092,632)	37,844,661	(86,085,046)
Film participation expenses	—	(438,636)	—	—	—	(438,636)

Segment profit	25,128,090	6,416,753	586,610	23,627,784	—	55,759,237

Schedule of reconciliation from consolidated segment profit to consolidated financial statements

	For the years ended December 31,
	2010	2011	2012
Consolidated segment profit	25,621,832	59,381,953	55,759,237
Sales and marketing	(7,213,519)	(18,506,262)	(18,490,433)
General and administrative	(9,305,393)	(28,371,497)	(41,890,064)
Government subsidies	88,147	220,559	3,866,700
Net interest and exchange loss	(377,010)	1,406,477	220,369
Gain on extinguishment of liability	488,799	—	—
Interest income from TV series investment	856,788	141,545	—
Other income	225,095	770,081	288,157
Changes in fair value of derivatives	(14,528,000)	—	—
Loss on disposal of an equity method investment	—	—	(5,584)

Income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)

Schedule of revenues, classified by the major geographic areas

	For the years ended December 31,
	2010	2011	2012
Revenues from the PRC	47,153,418	115,478,174	131,609,354
Revenues from countries other than the PRC	5,666,368	10,683,096	10,673,565

Total	52,819,786	126,161,270	142,282,919